DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt

	At December 31, 2013		At December 31, 2012
	Current	Non-Current	Current	Non-Current
2014 Convertible Senior Notes, net	561	—	—	535
2017 Convertible Senior Notes, net	—	492	—	471
2019 Senior Notes, net	—	897	—	897
2022 Senior Notes, net	—	1,490	—	1,489
2035 Senior Notes, net	—	598	—	598
2039 Senior Notes, net	—	1,087	—	1,087
2042 Senior Notes, net	—	992	—	992
Ahafo project finance facility	10	25	10	35
PTNNT revolving credit facility	—	555	—	180
Other	24	9	—	4

	$595	$6,145	$10	$6,288

Convertible Debt

The Company’s Consolidated Balance Sheets report the following related to the convertible senior notes:

	At December 31, 2013		At December 31, 2012
	Convertible Senior Notes Due		Convertible Senior Notes Due
	2014	2017	2014	2017
Additional paid-in capital	$97	$123	$97	$123

Principal amount	$575	$575	$575	$575
Unamortized debt discount	(14)	(83)	(40)	(104)

Net carrying amount	$561	$492	$535	$471